Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Current tax benefit (expense)	$(9)	$(18)	$(12)
Deferred tax benefit (expense)	—	20	28
Income tax benefit (expense)	$(9)	$2	$16

Summary of Taxation

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Income tax benefit (expense) at Norwegian tonnage tax regime	$—	$20	$28
Income tax benefit (expense) within UK	(9)	(18)	(12)
Income tax benefit (expense)	$(9)	$2	$16
Effective tax rate	0%	0%	0%

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2019 and 2018 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2019	2018
Deferred tax assets:
Financial derivatives	$(3)	$24
Financial loss carry forwards for tonnage tax	17,331	16,946
Total deferred tax asset	17,328	16,970
Less valuation allowance	(17,328)	(16,970)
Net deferred tax asset	—	—
Deferred tax liabilities:
Entrance tax	357	453
Total deferred tax liabilities	$357	$453

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2019	2018
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	357	453
Net deferred tax liabilities	$357	$453

Changes in the net deferred tax liabilities at December 31, 2019 and 2018 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2019	2018
Net deferred tax liabilities at January 1,	$453	$624
Change in temporary differences	(90)	(142)
Translation differences	(6)	(29)
Net deferred tax liabilities at December 31,	$357	$453